RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2018
Retained earnings [member]
RETAINED PROFITS (Tables) [Line Items]
Disclosure Of Retained Earnings [text block]
	2018 £m	2017 £m	2016 £m
At 31 December 2017	4,905
Adjustment on adoption of IFRS 9 and IFRS 15 (note 54)	(929)
At 1 January	3,976	3,250	4,416
Profit for the year	4,302	3,807	2,063
Dividends paid[1]	(2,240)	(2,284)	(2,014)
Issue costs of other equity instruments (net of tax) (note 43)	(5)	–	–
Distributions on other equity instruments (net of tax)	(327)	(313)	(321)
Share buy-back programme (note 41)	(1,005)	–	–
Realised gains and losses on equity shares held at fair value through other comprehensive income	(129)
Post-retirement defined benefit scheme remeasurements	120	482	(1,028)
Share of other comprehensive income of associates and joint ventures	8	–	–
Gains and losses attributable to own credit risk (net of tax)[2]	389	(40)	–
Movement in treasury shares	40	(411)	(175)
Value of employee services:
Share option schemes	53	82	141
Other employee award schemes	207	332	168
At 31 December	5,389	4,905	3,250
1	In 2017 and 2016, net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association.

2	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million net of tax, had been recognised directly in retained profits (2018: £nil).